Shares - Net income per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 04, 2021	Jun. 01, 2021	Mar. 20, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ 51,408	$ 49,208
Interest from convertible debentures (after tax)	4,410	2,370
Diluted net income available to common shareholders	$ 55,818	$ 51,578
Weighted average number of common shares (in shares)	28,325,489	28,165,130
Weighted-average effect of dilutive securities
Dilutive effect of treasury shares (in shares)	1,707,718	1,949,717
Dilutive effect of stock options (in shares)	47,767	90,741
Weighted average number of diluted common shares (in shares)	33,946,957	32,300,824
Basic net income per share (in CAD per share)	$ 1.81	$ 1.75
Diluted net income per share (in CAD per share)	$ 1.64	$ 1.60
5.00% convertible debentures
Weighted-average effect of dilutive securities
Dilutive effect of convertible debentures (in shares)	2,095,236	2,095,236
5.50% convertible debentures
Weighted-average effect of dilutive securities
Dilutive effect of convertible debentures (in shares)	1,770,747	0
Convertible Subordinated Debt | 5.00% convertible debentures
Weighted-average effect of dilutive securities
Interest rate	5.00%				5.00%
Convertible Subordinated Debt | 5.50% convertible debentures
Weighted-average effect of dilutive securities
Interest rate	5.50%		5.50%	5.50%